24. POST-EMPLOYMENT OBLIGATIONS (Details 10)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		6.83%	6.87%	9.02%
Annual expected return on plan assets		6.83%	6.87%	9.02%
Long-term annual inflation rate		3.32%	3.61%	4.01%
Estimated future annual salary increases		3.32%	3.61%	4.01%
General mortality table		AT-2000 M S10% D10%	AT-2000 M S10% D10%	AT-2000 M S10% D10%
Disability table		Not applicable	Not applicable	Not applicable
Disabled mortality table		AT-49 M	AT-49 M	AT 49 M
Real growth in contributions above inflation	[1]
Health plan [member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		7.14%	7.09%	9.60%
Long-term annual inflation rate		3.32%	3.61%	4.00%
General mortality table		AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table		Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table		MI-85 F	MI-85 F	Winklevoss D30%
Real growth in contributions above inflation	[1]	1.00%	1.00%	1.00%
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Annual discount rate for present value of the actuarial obligation		7.25%	7.19%	9.57%
Long-term annual inflation rate		3.32%	3.61%	4.00%
Estimated future annual salary increases		4.56%	4.85%	6.08%
General mortality table		AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table		Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table		MI-85 F	MI-85 F	Winklevoss D30%
Real growth in contributions above inflation	[1]

[1]	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.